State Street My2032 High Yield Corporate Bond ETF Expense Example - State Street My2032 High Yield Corporate Bond ETF - State Street My2032 High Yield Corporate Bond ETF	Sep. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125